Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Commitments and Contingencies
22.	Commitments and Contingencies

Commitments

As of December 31, 2020, the Company has the following commitments to purchase certain chemical products:

	RMB	US$
2021	16,652	2,552
2022 and thereafter
	16,652	2,552

Contingencies

	For the years ended December 31,
	2019	2020
	RMB	RMB	US$
Compensation for employee resignation	—	341	52